Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Thrivent Core Funds
Prospectus Date	rr_ProspectusDate	Nov. 14, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 17, 2017